UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 1999


Check here if Amendment [x]; Amendment Number: 3

     This Amendment (Check only one.): [ ] is a restatement.
                                       [x] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 3/31/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners, LLC
Address:  165 Mason Street
          Greenwich, Connecticut  06830


Form 13F File Number:  28-7416


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203) 661-7022

Signature, Place, and Date of Signing:

                                   Greenwich, Connecticut      February 11, 2000
------------------------------     ----------------------      -----------------
         [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:        0
                                        ---------

Form 13F Information Table Entry Total:   37
                                        ---------

Form 13F Information Table Value Total: $ 235,569
                                        ---------
                                       (thousands)




List of Other Included Managers:

None

                           3/31 Milton 13F Amendment 3

------------------------- --------- --------- --------  ------- ----- -------  ------ --------  ------------------------
         Item 1             Item 2   Item 3    Item 4    Item 5                Item 6  Item 7             Item8
------------------------- --------- --------- --------  ------- ----- -------  ------ --------  ------------------------
NAME OF ISSUER            TITLE OF   CUSIP       VALUE  SHRS OR  SH/   PUT      INV    OTHER          VOTING AUTHORITY
                          CLASS               (x$1000)  PRN AMT  PRN   /CALL   DISCR  MANAGERS    SOLE     SHARED   NONE
------------------------- --------- --------- --------  ------- ----- -------  ------ --------  ------------------------
AFC CABLE SYS INC         COM       000950105    1443     48500  SH             SOLE              48500      0       0
AMERICAN STORES CO        COM       030096101    5158    156300  SH             SOLE             156300      0       0
AMERIN CORP               COM       03070X106    3863    190200  SH             SOLE             190200      0       0
AQUILA GAS PIPELINE CORP  COM       03839B106    1716    236700  SH             SOLE             236700      0       0
ARCHITEL SYSTEMS CORP     COM       039917109    1176     61300  SH             SOLE              61300      0       0
CAD
BALLARD MED PRODS         COM       058566100    8685    356300  SH             SOLE             356300      0       0
BANKBOSTON CORP           COM       06605R106    7549    174300  SH             SOLE             174300      0       0
CFSB BANCORP INC          COM       124927104    1213     48500  SH             SOLE              48500      0       0
COMCAST CORP              CL A      200300200    1013     16100  SH             SOLE              16100      0       0
D & N FINL CORP           COM       232864108    2402    105600  SH             SOLE             105600      0       0
DELTA & PINE LD CO        COM       247357106    5790    188300  SH             SOLE             188300      0       0
EMERALD FINL CORP         COM       290927102    6206    332100  SH             SOLE             332100      0       0
EXECUTIVE RISK INC        COM       301586103   17586    247700  SH             SOLE             247700      0       0
FRED MEYER INC            COM       592907109   22620    384200  SH             SOLE             384200      0       0
GETCHELL GOLD CORP        COM       374265106    8937    341275  SH             SOLE             341275      0       0
GTE CORP                  COM       362320103    1815     30000  SH             SOLE              30000      0       0
IRVINE APT CMTYS INC      COM       463606103    6013    182900  SH             SOLE             182900      0       0
LEARNING CO INC           COM       522008101    5220    180000  SH             SOLE             180000      0       0
MASON-DIXON BANCSHARES    COM       575207105    4705    103400  SH             SOLE             103400      0       0
INC
MCDERMOTT J RAY SA        COM       P64658100     245      8200  SH             SOLE               8200      0       0
MORTON INTL INC           COM       619335102   18838    512600  SH             SOLE             512600      0       0
NAC RE CORP               COM       628907107    7731    144000  SH             SOLE             144000      0       0
NATIONAL INFORMATION      COM       63648P100    1104    114700  SH             SOLE             114700      0       0
GROUP
ORANGE & ROCKLAND UTILS   COM       684065105    3326     57900  SH             SOLE              57900      0       0
INC
PIONEER HI BRED INTL      COM       723686101    6302    167500  SH             SOLE             167500      0       0
INC
PRIME BANCORP INC         COM       741914105    1334     53500  SH             SOLE              53500      0       0
QUICKTURN DESIGN          COM       74838E102   14484   1025446  SH             SOLE            1025446      0       0
SYSTEMS INC
RELTEC CORP COM           COM       759527104    2314     78600  SH             SOLE              78600      0       0
SOVEREIGN BANCORP INC     COM       845905108     497     40600  SH             SOLE              40600      0       0
SPELLING ENTMT GROUP INC  COM       847807104     875    100000  SH             SOLE             100000      0       0
SPR INC                   COM       784922106    1326    316600  SH             SOLE             316600      0       0
SUNDSTRAND CORP           COM       867323107   16510    237550  SH             SOLE             237550      0       0
TRANSAMERICA CORP         COM       893485102   13611    191700  SH             SOLE             191700      0       0
UNION CAMP CORP           COM       905530101   15949    237600  SH             SOLE             237600      0       0
VERMONT FINL SVCS CORP    COM       924180102    2914    103153  SH             SOLE             103153      0       0
VLSI TECHNOLOGY INC       COM       918270109   11160    576000  SH             SOLE             576000      0       0
XYLAN CORP                COM       984151100    3939    107000  SH             SOLE             107000      0       0